BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of convertible notes derivative liability	$ 4,098,210	$ 2,813,150	$ 2,215,376
Level 3 [Member]
Fair value of convertible notes derivative liability	$ 4,098,210	2,813,150	2,215,376
Level 1 [Member]
Fair value of convertible notes derivative liability		$ 0	$ 0